Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Disclosure of Income Tax Expense Benefit
	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Current tax
Current tax on profits for the year	—	1,676	(43,193)

Total current tax expense	—	1,676	(43,193)

Deferred income tax
(Decrease)/Increase in deferred tax assets	342,349	(103,660)	(419,460)
Increase/(Decrease) in deferred tax liabilities	(342,349)	103,660	(274,734)

Total deferred tax (benefit)/expense	—	—	(694,194)

Income tax (benefit)/expense	—	1,676	(737,387)

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(18,343,984)	(12,744,344)	(10,104,593)
Tax at the Australian tax rate of 27.5% (2017 and 2018: 27.5%)	(5,044,596)	(3,504,695)	(2,778,763)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	435,046	807,896	234,385
Other non-deductible expenses	3,771,771	2,962,323	628,111
Non-assessable income	(1,445,111)	(883,971)	(911,975)
Capital listing fee	(99,976)	(79,152)	(64,120)
Difference in overseas tax rates*	2,040,517	828,289	811,346

	(342,349)	130,690	(2,081,016)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	342,349	(129,014)	1,343,629

Income tax (benefit)/expense**	—	1,676	(737,387)

*

Difference in overseas tax rate is largely as a result of the corporate income tax rate of 15% applicable to the Immutep subsidiary in France for the tax year before 31 December 2018 and 10% applicable for the tax year after 1 January 2019.

**	Income tax expense /(benefit) relates to tax payable in the United States prior year.

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	35,493,421	33,754,731	30,987,750

Total deferred tax assets for tax losses not recognized	35,493,421	33,754,731	30,987,750